Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - 2014 Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.47%	1.75%	2.15%
Risk-free interest rate of return, maximum	2.87%	2.70%	2.19%
Contractual term	10 years	10 years	10 years
Volatility, minimum	50.70%	52.50%	55.30%
Volatility, maximum	54.00%	55.30%	55.70%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002